Superior Essex Inc.

150 Interstate North Parkway

Atlanta, Georgia 30339

November 9, 2004

VIA EDGAR AND FACSIMILE (202-942-9531)

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Attention:  Tamara Brightwell, Esq.

Re:	Superior Essex Inc.
Amendment No. 2 to Registration Statement on Form S-1, filed November 9, 2004
File No. 333-118950

Ladies and Gentlemen:

The undersigned hereby requests, pursuant to Rule 461 under the Securities Act of 1933, as amended, that the effectiveness of the above-referenced Registration Statement be accelerated so that it will become effective at 12:00 p.m. Eastern Time on Friday, November 12, 2004 or as soon thereafter as practicable.

The undersigned acknowledges that:

1.             Should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.             The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the undersigned from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.             The undersigned may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you should have any questions regarding the foregoing, please contact our counsel, Michael R. Neidell, Esq. (212-969-3273), of Proskauer Rose LLP.

Respectfully submitted,

Superior Essex Inc.

By:  /s/ Barbara L. Blackford

Barbara L. Blackford

Executive Vice President,

General Counsel and Secretary